Long-term investments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term assets:
Property, plant and equipment	$ 7,613	$ 7,030
Cummins Westport, Inc. [Member]
Current assets:
Cash and short-term investments	114,053	107,415
Accounts receivable	4,632	12,741
Current portion of deferred income tax assets	18,990	21,967
Other current assets	287	116
Long-term assets:
Property, plant and equipment	1,212	1,294
Deferred income tax assets	32,015	29,408
Total assets	171,189	172,941
Current liabilities:
Current portion of warranty liability	37,313	48,818
Current portion of deferred revenue	13,858	8,029
Accounts payable and accrued liabilities	11,852	6,419
Current liabilities	63,023	63,266
Long-term liabilities:
Warranty liability	37,963	43,983
Deferred revenue	45,859	34,345
Other long-term liabilities	2,908	2,771
Long-term liabilities	86,730	81,099
Total liabilities	149,753	144,365
Product revenue	274,033	283,551	$ 261,012
Parts revenue	57,849	53,683	49,639
Total revenue	331,882	337,234	310,651
Cost of revenue and expenses:
Cost of product and parts revenue	228,058	270,832	246,403
Research and development	30,165	21,131	21,522
General and administrative	1,414	1,202	1,348
Sales and marketing	21,236	22,514	17,839
Foreign exchange (gain) loss	28	34	(7)
Bank charges, interest and other	817	805	607
Total	281,718	316,518	287,712
Income from operations	50,164	20,716	22,939
Interest and investment income	367	260	117
Income before income taxes	50,531	20,976	23,056
Income tax expense (recovery):
Current	19,785	21,514	24,600
Deferred	(648)	(15,719)	(18,566)
Income tax expense (recovery)	19,137	5,795	6,034
Income for the year	$ 31,394	$ 15,181	$ 17,022